Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Segment information
	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	7,384	9,549	12,143
Engineering	5,881	5,834	5,797
	13,265	15,383	17,940
Operating (loss) / income
Trading and manufacturing	(112)	278	377
Engineering	48	273	(438)
Unallocated corporate expenses	(172)	(165)	(188)
	(236)	386	(249)
	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	9	11	11
Engineering	3	3	4
	12	14	15
Capital expenditures, gross
Trading and manufacturing	3	3	3
Engineering	4	2	2
	7	5	5
	December 31,
	2025	2024
	US$’000	US$’000
Assets
Trading and manufacturing	6,548	6,668
Engineering	14,794	14,040
	21,342	20,708
Liabilities
Trading and manufacturing	2,217	2,155
Engineering	2,535	1,859
	4,752	4,014

Geographical analysis of revenue and assets
	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Revenue -
The PRC	6,727	6,398	7,125
Hong Kong	6,015	6,745	9,879
Others	523	2,240	936
	13,265	15,383	17,940
	December 31,
	2025	2024
	US$’000	US$’000

Hong Kong	6	5
The PRC	145	154
	151	159

Major suppliers and customers
	Year ended December 31,
	2025	2024	2023

Supplier A	32%	26%	42%
Supplier B	18%	36%	23%
Supplier C	13%	8%	7%
Supplier D	6%	5%	5%
	Year ended December 31,
	2025	2024	2023

Customer A	13%	9%	14%
Customer B	12%	5%	-
Customer C	10%	-	-
Customer D	7%	13%	10%
Customer E	6%	-	-
Customer F	-	9%	-
Customer G	-	6%	-
Customer H	-	5%	-
Customer I	-	-	7%
Customer J	-	-	5%
Customer K	-	-	5%